Environmental Liabilities and Asset Retirement Obligations Environmental Liabilities (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Accrual for Environmental Loss Contingencies
Balance at beginning of year	[1]	$ 274	$ 262		$ 85
Additions, net			59		50
Environmental Liabilities assumed with Acquisitions			12		170
Expenditures			(59)		(43)
Balance at end of year		259	$ 274	[1]	262	[1]
Cost Share Arrangement Percent			75.00%
Environmental insurance coverage ceiling			$ 190
Self insurance deductible			50
TLLP
Accrual for Environmental Loss Contingencies
Balance at beginning of year		32	24
Additions, net			28
Balance at end of year		28	32		24
Environmental insurance coverage ceiling			25
Martinez Refinery
Accrual for Environmental Loss Contingencies
Balance at beginning of year		216	216
Balance at end of year		208	216		$ 216
Environmental accrual under cost-share agreement			$ 56
Environmental insurance coverage ceiling		190
Self insurance deductible		$ 50

[1]	Includes $32 million and $24 million of TLLP environmental liabilities at December 31, 2014 and 2013, respectively.